Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
EQUITY INCENTIVE PLAN

NOTE 14 — EQUITY INCENTIVE PLAN

a.	Equity Incentive Plan:

On May 15, 2024, the Company adopted the 2024 Share Incentive Option Plan (the “2024 Plan”). A total of 65,429 ordinary shares are reserved and subject to the 2024 Plan. The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of the Company.

b.	Shares granted to service providers:

1.	On April 9, 2025, the Company granted certain service providers 2,203 ordinary shares in the aggregate and recorded an expense of $509 in general and administrative expenses in respect for such grants.

2.	On December 23, 2025, the Company granted certain service providers 1,974 ordinary shares in the aggregate and recorded an expense of $28 in general and administrative expenses in respect for such grants.

c.	RSUs granted to employees:

1.	On September 10, 2025 and October 16, 2025, the Company granted 7,244 RSUs to officers and members of the Board of Directors. The RSUs will vest in 8 quarterly tranches over 2 years from the vesting commencement date, September 10, 2025. The fair value of each RSU at the grant date was $53.62 and 52.08, respectively, based on the Company’s ordinary share price on their grant date. During 2025, 911 RSUs vested, no RSUs were forfeited or expired. The Company recorded an expense of $59 in respect of such grant, included in general and administrative expenses.

2.	On September 15, 2025, Fort Technology granted 139,286 RSUs to its officers and members of the Board of Directors and 128,571 RSUs to its consultants. The RSUs are, upon vesting, exchangeable on a one-for-one basis with Fort Technology’s common shares. Half of the RSUs granted will vest after one year and the other half will vest in four tranches over the second year from the date of grant. The RSUs are equity-settled share-based payment awards and recorded under noncontrolling interest in the consolidated statements of changes in shareholders’ equity. The fair value of each RSU at the grant date was $2.32, based on Fort Technology’s common share price on their grant date. During 2025, no RSUs vested, were forfeited, or expired. The Company recorded an expense of $92 in respect of such grant, included in general and administrative expenses.

As of December 31, 2025, unrecognized share-based compensation expense that will be recognized over the next 1.71 years is $532.

d.	Share Based Compensation Expense:

The total share-based compensation expense, related to the issuance of ordinary shares and RSUs granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31
	2025	2024	2023
General and administrative	688	-	-
	688	-	-
Less: Share-based compensation expense attributable to noncontrolling interests	(92)	-	-
Share-based compensation expense attributable to Nexera	596	-	-